Financial Statement Schedule I - BALANCE SHEETS (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 444,298	$ 561,679	$ 511,039
Accounts receivable trade, net of allowance for doubtful accounts of $3,642 and $3,462 as of December 31, 2017 and 2018, respectively	498,231	358,091
Amounts due from related parties	16,740	26,102
Advances to suppliers, net of allowance for doubtful accounts of $5,222 and $5,222 as of December 31, 2017 and 2018, respectively	37,011	61,399
Prepaid expenses and other current assets	289,459	296,084
Total current assets	3,074,321	4,085,303
Deferred tax assets	121,087	131,796
Other non-current assets	129,605	143,130
TOTAL ASSETS	4,892,658	5,889,627
Current liabilities:
Short-term borrowings	1,027,927	1,608,962
Convertible notes	127,428
Accounts payable	379,462	402,964
Amount due to related party	16,847	6,023
Derivative liabilities - current	13,698	6,121
Other current liabilities	141,970	201,903
Total current liabilities	2,948,357	4,108,012
Convertible notes		126,476
Long-term borrowings	393,614	404,341
Deferred tax liabilities -- non-current	35,698	5,562
Liability for uncertain tax positions	20,128	9,264
TOTAL LIABILITIES	3,619,813	4,829,852
Equity:
Common shares -- no par value: unlimited authorized shares, 58,496,685 and 59,180,624 shares issued and outstanding at December 31, 2017 and 2018, respectively	702,931	702,162
Additional paid-in capital	10,675	417
Retained earnings	622,016	383,681
Accumulated other comprehensive loss	(110,149)	(54,034)
Total Canadian Solar Inc. shareholders' equity	1,225,473	1,032,226
TOTAL LIABILITIES AND EQUITY	4,892,658	5,889,627
Parent Company
Current assets:
Cash and cash equivalents	9,097	16,957
Accounts receivable trade, net of allowance for doubtful accounts of $3,642 and $3,462 as of December 31, 2017 and 2018, respectively	11,476	6,207
Amounts due from related parties	279,039	375,843
Advances to suppliers, net of allowance for doubtful accounts of $5,222 and $5,222 as of December 31, 2017 and 2018, respectively		60
Prepaid expenses and other current assets	15,222	11,490
Total current assets	314,834	410,557
Investment in subsidiaries	1,154,004	1,005,176
Deferred tax assets	28,208	9,185
Other non-current assets	68,068	67,940
TOTAL ASSETS	1,565,114	1,492,858
Current liabilities:
Short-term borrowings		151,000
Convertible notes	127,428
Accounts payable	3,903	3
Amount due to related party	154,765	139,091
Derivative liabilities - current	3,879
Other current liabilities	8,255	36,914
Total current liabilities	298,230	327,008
Convertible notes		126,476
Deferred tax liabilities -- non-current	28,779	524
Liability for uncertain tax positions	12,633	6,625
TOTAL LIABILITIES	339,642	460,633
Equity:
Common shares -- no par value: unlimited authorized shares, 58,496,685 and 59,180,624 shares issued and outstanding at December 31, 2017 and 2018, respectively	702,931	702,162
Additional paid-in capital	10,675	417
Retained earnings	622,015	383,680
Accumulated other comprehensive loss	(110,149)	(54,034)
Total Canadian Solar Inc. shareholders' equity	1,225,472	1,032,225
TOTAL LIABILITIES AND EQUITY	$ 1,565,114	$ 1,492,858